Summary of the main accounting policies: Condensed statement of financial position (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Financial Position
Cash and cash equivalents	$ 13,174,991	$ 8,770,062	$ 5,192,628	$ 6,192,679
Other current assets	285,560	311,282
Total current assets	18,080,170	11,662,100
Financial liabilities:
Current liabilities	(5,563,973)	(3,786,398)
Land, furniture and equipment	171,004	184,590
Long-term debt	(9,891,961)	(6,598,397)
Deferred income tax - Net	(2,972,522)	(3,044,632)	(3,165,145)
Shareholders' equity	49,015,607	45,770,056	41,693,206	$ 38,771,177
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	25,313,882	18,784,661	12,624,731
Other income	346,232		158,881
IT provision	3,438,809	1,728,507	729,155
Foreign currency translation	(1,767,962)	144,217	800,638
Total comprehensive income	8,876,129	6,539,850	2,922,029
Aerostar Airport Holdings, LLC
Consolidated Statements of Financial Position
Cash and cash equivalents	2,334,403	2,295,087	804,634
Restricted cash	1,272,106	123,081	5,055
Other current assets	528,297	183,284	566,031
Total current assets	4,134,806	2,601,452	1,375,720
Financial liabilities:
Current liabilities	(1,184,023)	(804,548)	(606,433)
Working capital	2,950,783	1,796,904	769,287
Land, furniture and equipment	115,798	126,494	151,971
Intangible assets, airport concessions - Net	12,920,453	13,656,912	13,535,370
Other long term assets	90,777	64,442	32,578
Long-term debt	(9,891,961)	(6,952,068)	(7,171,278)
Accounts payable to the Company			(104,065)
Other long-term liabilities	(18,265)	(19,378)	(19,864)
Deferred income tax - Net	(547,480)	(518,578)	(448,829)
Shareholders' equity	5,620,105	8,154,728	6,745,170
Consolidated Statements of Comprehensive Income - by Expense Function
Revenue	4,110,028	3,652,835	2,902,238
Operating costs and expenses	(2,146,680)	(1,939,555)	(1,956,081)
Other income	346,232		158,906
Comprehensive financial cost - Net	(459,471)	(453,326)	(495,443)
Net income tax	(41,863)	(57,529)	(60,684)
IT provision	1,808,246	1,202,425	548,936
Foreign currency translation	(95,881)	(207,132)	(301,695)
Total comprehensive income	$ 1,712,365	$ 995,293	$ 247,241